Contracts with Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Revenue from Contract with Customer [Abstract]
Contract assets, opening balance	$ 61.2
Contract liability, beginning balance	126.0
Performance obligations satisfied during the reporting period	52.7
Amortization of revenue	(30.5)
Unbilled variable rate revenue	1.7
Cash received, excluding amounts recognized as revenue	11.6
Cash received against the contract asset balance	(59.0)
Contract assets, closing balance	56.6
Contract liability, closing balance	$ 107.1